Goodwill And Other Intangibles - Schedule Of Changes In Gross Carrying Amount Of Other Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Finite-lived intangibles:
Beginning balance				$ 7,819,650		$ 7,819,650
Impairment of intangible assets						(790,311)
Ending balance	$ 6,998,775				$ 7,819,650	6,998,775
U.S. Generic Pharmaceuticals
Finite-lived intangibles:
Impairment of intangible assets	(125,300)	$ (54,200)	$ (268,200)	(72,700)	(507,200)
Other Intangible Assets
Finite-lived intangibles:
Beginning balance				$ 7,819,650		7,819,650
Transfer of intangible assets to Assets held for sale (NOTE 3)						(33,304)
Removal of certain fully amortized intangible assets						(30,387)
Effect of currency translation						33,127
Ending balance	$ 6,998,775				$ 7,819,650	6,998,775
Other Intangible Assets | U.S. Branded Pharmaceuticals
Finite-lived intangibles:
Impairment of intangible assets						(76,674)
Other Intangible Assets | U.S. Generic Pharmaceuticals
Finite-lived intangibles:
Impairment of intangible assets						(577,923)
Other Intangible Assets | International Pharmaceuticals
Finite-lived intangibles:
Impairment of intangible assets						$ (135,714)